Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
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Carrying Amounts and Fair Value of Financial Instruments, Except for Cash and Cash Equivalents, by Line Item in Consolidated Statements of Financial Position and by Category as Defined in IFRS 9

			(In millions of yen)

	December 31, 2018		December 31, 2019
	Book value	Fair value	Book value	Fair value
Financial assets
Trade and other receivables
Financial assets at amortized cost	37,644		42,680

Other financial assets, current
Financial assets at amortized cost
Time deposits	11,507		3,577
Short-term loans	593		1,378
Corporate bonds and other debt instruments (1)	—	—	70	70
Guarantee deposits (1)(2)	853		7,929
Office security deposits	—		245
Other	4		718
Financial assets at FVOCI (3)	2,958	2,958	6,019	6,019
Financial assets at fair value through profit and loss (2)(4)	—	—	181	181

Total	15,915		20,117

Other financial assets, non-current
Financial assets at amortized cost
Corporate bonds and other debt instruments (1)	280	288	210	214
Guarantee deposits (1)	123	123	57	57
Office security deposits	9,162	9,050	9,379	9,266
Other	118	118	100	100
Financial assets at FVOCI (3)	22,343	22,343	21,672	21,672
Financial assets at fair value through profit or loss (4)	10,261	10,261	20,319	20,319

Total	42,287		51,737

			(In millions of yen)

	December 31, 2018		December 31, 2019
	Book value	Fair value	Book value	Fair value
Financial liabilities
Trade and other payables
Financial liabilities at amortized cost	34,985		43,710

Other financial liabilities, current
Financial liabilities at amortized cost
Deposits received	13,653		20,237
Short-term borrowings (5)	23,000		23,207
Others	57		1,321
Financial liabilities at fair value through profit or loss
Put option liabilities	16	16	—	—
Others (2)	—	—	61	61

Total	36,726		44,826

Corporate bonds (6)	142,132	143,743	142,851	144,254

Other financial liabilities non-current
Financial liabilities at amortized cost
Office security deposits received under sublease agreement	16	16	16	16
Others	231		122
Financial liabilities at fair value through profit or loss
Put option liabilities	280	280	224	224

Total	527		362

(1)
The Group is in the compliance with requirements of Japanese Payment Service Act, where a certain amount of money defined in the act has to be secured, either by depositing or entrusting a cash reserve or government bonds with the Legal Affairs Bureau, or by concluding a guarantee contract with a financial institution. If deposits are made, they are recorded as guarantee deposits. If guarantee contracts are entered into, guarantee fees equal to the contractual amount times a guarantee fee rate is incurred. The Group had deposited investments in Japanese government bonds of 280 million yen and 280 million yen as of December 31, 2018 and 2019, respectively, which the Group intends to hold until maturity for this purpose. In addition, the Group had credit guarantee contracts with banks for 18,500 million yen with a weighted average guarantee fee rate of 0.1 % and for 33,500 million yen with a weighted average guarantee fee rate of 0.1 % as of December 31, 2018 and 2019, respectively, to comply with the Japanese Payment Services Act.

(2)
In January 2019, the Group commenced derivatives instruments investment for investment purposes, and is investing in such transactions as currency, interest rate and commodity futures transactions. In connection with these transactions, it has made deposits of 2,015 million yen to a securities brokerage. Impact of the derivatives instruments for investment purpose on loss before taxes from continuing operation for the year ended December 31, 2019 was 790 million yen in gain. The Group recognized financial assets at fair value through profit or loss of 95 million yen and financial liabilities at fair value through profit or loss of 61 million yen as a result of fair value measurement as of December 31, 2019. In addition, the Group made a guarantee deposit of 3,618 million yen in a financial institution to enter into banking business in Taiwan and withdrawal of the deposit is restricted as of December 31, 2019.

(3)	Impairment losses of 10 million yen and 1 million yen were recognized for debt instruments at FVOCI for the years ended December 31, 2018 and 2019, respectively.
(4)
A valuation loss of 676 million yen and a valuation gain of 2,009 million yen were recognized for financial assets at fair value through profit or loss for the years ended December 31, 2018 and 2019, respectively.

(5)	The weighted average interest rate of the remaining outstanding short-term borrowings as of December 31, 2018 and 2019 was 0.1% and 0.1%, respectively.
(6)
During the year ended December 31, 2018, I.
Euro-yen
convertible bonds with stock acquisition rights due to overseas public offering of 37,494.5 million yen (Zero coupon convertible bonds due 2023) and II. 37,494.5 million yen (Zero coupon convertible bonds due 2025) were issued. The Group also issued
Euro-yen
convertible bonds with stock acquisition rights through two of the separate third-party allotments to NAVER Corporation, amounted to III. 37,494.5 million yen (Zero coupon convertible bonds due 2023) and IV. 37,494.5 million yen (Zero coupon convertible bonds due 2025). At initial recognition, the book value of the liability component of the convertible bonds with stock acquisition rights is the fair value of discounted future cash flows of the bonds at a rate of similar debt instruments taking into account the Company’s credit risk excluding the transaction costs from issuing the bonds. The difference between the fair value of the entire convertible bonds with stock acquisition rights and the fair value of the liability component is allocated to the conversion option as the equity component at the amount excluding the transaction costs as well as income taxes. The Group recognized a liability of 141,932 million yen and an equity component of 4,175 million yen at the initial recognition. After the initial recognition, the liability component is measured at amortized cost using the effective interest method, whilst the equity component is not remeasured subsequently. The book value of the liability of the convertible bonds with stock acquisition rights as of December 31, 2019 amounted to 142,851 million yen, which was the summation of the book value of the corporate bonds as financial liability as of December 31, 2018 and the interest expense of 719 million yen. The Group may redeem all, but not some only, of the outstanding bonds at 100% of the principal amount provided, however, that no such redemption may be made unless the closing price of the share for each of the 20 consecutive trading days is at least 130 percent of the conversion price for the relevant series of bonds in effect on or after September 21, 2021 for the
Euro-yen
convertible bonds with stock acquisition rights I. and III., and after September 20, 2023 for II. and IV. There is no financial covenants on the corporate bonds that cause a material disadvantage.